PROPERTY, PLANT AND EQUIPMENT (Schedule of Additional Information on Right-of-use Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 2,572	$ 4,203
Depreciation Charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(614)	(747)
Accumulated impairment Charge [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(1,089)	(501)
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	2,549	4,200
Buildings [Member] | Depreciation Charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(609)	(673)
Buildings [Member] | Accumulated impairment Charge [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(1,089)	(347)
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	23	3
Computer equipment [Member] | Depreciation Charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(5)	(4)
Computer equipment [Member] | Accumulated impairment Charge [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	0
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	0
Plant and equipment [Member] | Depreciation Charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	(70)
Plant and equipment [Member] | Accumulated impairment Charge [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 0	$ (154)